Shareholder Report, Holdings (Details) - One Rock Fund	May 31, 2025
Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.56%
Palantir Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
Snow Flake [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
Robin Hood [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
Argan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Micro Strategy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Coinbase Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
App Lovin [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Celestica [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Cloudflare [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	55.38%
Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.38%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	14.42%
Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.63%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	4.02%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.17%
Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.03%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.87%